Income Taxes	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Income Taxes
14. Income Taxes
We did not record a U.S. federal or state income tax benefit for losses incurred during the years ended June 30, 2022 and 2021. We have concluded that it is more likely than not that our
deferred tax assets will not be realized which resulted in the recording of a full valuation allowance during those periods.
Domestic and foreign components of loss before income taxes for the years ended June 30 are as follows:

	2022	2021
	(in thousands)
Australia	$15,479	$11,214
United States	51,234	8,039
Total net loss	$66,713	$19,253
The following table presents a reconciliation of t
h
e United States statutory income tax rate to our effective income tax rate for the years ended June 30:

	2022	2021
	(in thousands)
Loss before income taxes	$66,713	$19,253
Statutory income tax rate	21%	21%
Income tax benefit at statutory tax rates	14,010	4,043
State income tax benefit	2,801	561
Foreign rate differential	822	379
Share based compensation	(751)	(1,376)
Disallowed exploration costs	(861)	—
Other	97	(97)
Change in valuation allowance	(16,118)	(3,510)

Income tax benefit	$—	$—

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of deferred taxes at June 30 are as follows:

	2022	2021
Deferred tax assets:	(in thousands)
Net operating loss carryforward	$14,282	$4,352
Amortization of exploration expenditures	6,423	3,225
Unrealized loss - translation	308	447
Share based compensation	1,946	—
Other deferred tax assets	867	429

Total deferred tax assets	23,826	8,453
Less: valuation allowance	(23,671)	(7,941)

Deferred tax assets, net of valuation allowance to offset	155	512
Deferred tax liabilities:
Unrealized gain - translation	—	(425)
Other	(102)	(60)
Depreciation	(53)	(27)

Net deferred tax assets	$—	$—

As of June 30, 2022, we had U.S. federal, state, and Australian net operating loss (“NOL”) carryforwards of
$35.1
million,
$29.2
million and $
16.2
million, respectively. As of June 30, 2021, we had U.S. federal and state NOL carryforwards of
$
7.5

million and Australian NOL carryforwards of $
7.5

million. U.S. net operating loss carryforwards for the periods arising before December 31, 2018 have a 20 year carryforward, the earliest of which could expire in
2037
.
The amount of the
post-tax
reform U.S. federal NOL generated after tax year 2017, of approximately
$
34.9

million, can be carried forward indefinitely. California net operating losses have a 20-year carryforward, the earliest of which could expire beginning in
2037
. Australia can carryforward all its NOL indefinitely.
The utilization of our net operating loss or tax attributes may be subject to annual limitations provided by the Internal Revenue Code and similar state provisions to the extent certain ownership changes are deemed to occur. Such an annual limitation could result in the expiration of the attributes before utilization. The tax attributes reflected above have not been reduced by any limitations. To the extent it is determined upon completion of the analysis that such limitations so apply, we will adjust the tax attributes accordingly. We face the risk that our ability to use our tax attributes will be substantially restricted if we undergo an “ownership change” as defined in Section 382 of the U.S. Internal Revenue Code, or Section 382.
We evaluate both the positive and negative evidence available to determine the realizability of our deferred tax assets. As of June 30, 2022 and 2021, there is a valuation allowance of $23.7 million and $7.9 million, respectively, of which both primarily relate to net operating losses and exploration costs.
Changes in the balance of our deferred tax asset valuation allowance during the years ended June 30 related primarily to increases in net operating loss carryforwards and exploration costs and were as follows:

	2022	2021
	(in thousands)
Valuation allowance	$15,730	$2,883
We had no
unrecognized tax benefits as of June 30, 2022 or 2021. We recognize interest accrued related to unrecognized tax benefits and penalties in our income tax provision, if applicable. We have not recognized any interest or penalties in the fiscal years presented in these financial statements. We are subject to income tax in the U.S. federal jurisdiction and Australia. Tax years 2018 and forward remain subject to examination but there are currently no ongoing exams in any taxing jurisdictions.